DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
4.	DISCONTINUED OPERATIONS

Disposition of Qufan

On February 9, 2018, the Company entered into a share disposal agreement with the founding shareholders of Qufan and disposed of its 51% equity interest in Qufan Internet Technology Inc., and Shenzhen Qufan Network Technology Co., Ltd, together with their subsidiaries (together “Qufan”) for a total consideration of USD
19.4
million
(RMB
122.0
million).

From February 9, 2018, the Company no longer retained any financial interest over Qufan and accordingly deconsolidated the Qufan’s financial statements from the Company’s consolidated financial statements. The disposal of Qufan represented a strategic shift and has a major effect on the Company’s result of operations. Accordingly, assets, liabilities, revenues, expenses and cash flows related to Qufan have been reclassified in the consolidated financial statements as discontinued operations for all periods presented.

On February 9, 2018, the Company calculated a gain resulting from such disposition as follows:

As of February 9, 2018
RMB
Consideration	121,964

Cash and cash equivalents	41,699
Short-term investments	20,000
Prepayments and other receivables	6,428
Property and equipment, net	1,490
Intangible assets, net	45,847
Goodwill	130,613
Long-term investments	2,000
Other non-current assets	14
Accrued payroll and welfare payable	(5,104)
Accrued expenses and other current liabilities	(756)
Income tax payable	(4,927)
Deferred revenue	(5,527)
Deferred tax liabilities	(12,554)

Net assets of Qufan	219,223
Equity interest percentage	51%

Less: Net assets of Qufan attributable to the Company	111,804

Gain on disposal of Qufan	10,160

The condensed cash flows of Qufan were as follows for the years ended December 31, 2016, 2017 and 2018:

	For the years ended December 31,
	2016*	2017	2018**	2018**
	RMB	RMB	RMB	US$
Net cash (used in) provided by operating activities	(351)	11,010	839	122
Net cash used in investing activities	-	(22,000)	-	-
Net cash provided by financing activities	510	52,250	-	-

The operating results from discontinued operations included in the Company’s consolidated statements of comprehensive loss were as
follows for the years ended December 31, 2016, 2017 and 2018:

	For the years ended December 31,
	2016*	2017	2018**	2018**
	RMB	RMB	RMB	US$
Major classes of line items constituting pretax profit of discontinued operations

Net Revenues	5,669	59,465	7,398	1,074
Cost of services	(1,392)	(15,613)	(1,885)	(274)
Sales and marketing	(1,523)	(13,682)	(1,938)	(282)
General and administrative	(280)	(3,977)	(443)	(64)
Service development expenses	(854)	(9,749)	(688)	(100)
Other income and (expenses) that are not major	1	542	77	11
Income from discontinued operations, before income tax	1,621	16,986	2,521	365
Income tax expense	(914)	(1,659)	(338)	(49)
Income from discontinued operations, net of income tax	707	15,327	2,183	316
Gain on deconsolidation of the subsidiary, net of income tax	-	-	10,160	1,478
Net income from discontinued operations, net of income tax	707	15,327	12,343	1,794

* Included financial results of discontinued operations from November 25, 2016 to December 31, 2016.

** Included financial results of discontinued operations from January 1, 2018 to February 9, 2018.